INVENTORIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
INVENTORIES
Materials for resale	R$ 1,137,262	R$ 836,799
Materials for consumption	27,538	38,422
Other inventories	32,036	39,263
Inventories	(1,097,238)	(822,814)
Gross carrying amount
INVENTORIES
Inventories	(1,196,836)	(914,484)
Estimated losses from impairment or obsolescence
INVENTORIES
Inventories	R$ (99,598)	R$ (91,670)